PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
PRINCIPAL ACCOUNTING POLICIES
Schedule of cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows

Cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows are presented separately on our consolidated balance sheet as follows (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	25,053,762	20,008,382
Restricted cash	2,684,214	2,929,999
Total	27,737,976	22,938,381

Schedule of property plant and equipment useful life

Buildings	20 years
Machinery and equipment	3~10 years
Furniture, fixture and office equipment	3~5 years
Motor vehicles	4~5 years

Schedule of change in accounting estimate

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Decrease in net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders(in RMB thousand)	1,242,367	—	—
Decrease in basic earnings per share	5.98	—	—
Decrease in diluted earnings per share	5.49	—	—

Schedule of total revenues in generated in respective region

The following table presents total revenues for the years ended December 31, 2023, 2024, and 2025 by geographic region, based on the customer country of invoicing (RMB in thousands):

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Inside China	45,418,257	31,212,181	22,588,614
The Americas	21,640,478	22,535,516	12,303,917
Europe	21,731,240	13,624,895	8,608,626
Asia Pacific	19,431,642	1,771,391	13,436,711
Rest of the world	10,456,974	23,112,319	8,559,778
Total revenues	118,678,591	92,256,302	65,497,646

Schedule of long-lived assets

The following table presents long-lived assets, which include property, plant and equipment and lease assets as of December 31, 2024 and 2025 by geographic region, based on the physical location of the assets (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Inside China (including Hong Kong and Taiwan)	37,437,289	36,454,844
Asia Pacific	6,799,419	5,524,713
The Americas	1,011,787	869,390
Rest of the world	752	585
Total	45,249,247	42,849,532

Solar modules
PRINCIPAL ACCOUNTING POLICIES
Schedule of accrued warranty cost

The following table summarizes the movement of accrued warranty cost for solar modules (RMB in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
At beginning of year	1,641,721	2,381,254	2,361,596
Additions	1,348,516	1,245,880	802,051
Utilization	(222,073)	(276,554)	(198,606)
Reversal to selling and marketing expense	(386,910)	(988,984)	(1,132,838)
At end of year	2,381,254	2,361,596	1,832,203

ESS products
PRINCIPAL ACCOUNTING POLICIES
Schedule of accrued warranty cost

The following table summarizes the movement of accrued warranty cost for ESS products (RMB in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
At beginning of year	2,254	25,440	43,040
Additions	23,186	19,165	1,411
Utilization	—	(1,565)	(3,224)
Reversal to selling and marketing expense	—	—	(7,725)
At end of year	25,440	43,040	33,502